Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2023, and 2022 are as follows (in thousands, except for share amounts):

	2023		2022
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	266,821,844	1,231,969	252,160,087	1,060,558
Total share capital and share premium	266,821,844	1,231,969	252,160,087	1,060,558

Summary of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Class A and Class B ordinary shares, share capital and share premium during the years ended 31 December 2023, 2022, and 2021 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Predecessor Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2021	—	7,259,139	73	166,740	166,813
Share issue	—	6,222,660	62	833,378	833,440
Balance at 31 December 2021	—	13,481,799	135	1,000,118	1,000,253
Elimination of Predecessor Ordinary Shares (Note 1.1)	—	(13,481,799)	(135)	135	—
Issuance of Ordinary Shares (Note 1.1)	186,576,505	—	1,866	63,169	65,035
PIPE Financing (Note 1.1)	17,493,000	—	175	174,755	174,930
Transaction costs arising on share issue	—	—	—	(5,562)	(5,562)
Predecessor Earn Out Shares (Note 1.1)	38,330,000	—	—	(227,500)	(227,500)
OACB Earn Out Shares (Note 1.1)	1,250,000	—	—	(9,100)	(9,100)
SARs Settlement (Note 22)	3,510,582	—	35	30,267	30,302
Settlement of related party loans with Ordinary Shares	5,000,000	—	50	32,150	32,200
Balance at 31 December 2022	252,160,087	—	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	—	118	132,618	132,736
Vested earn-out shares	—	—	6	8,300	8,306
Penny warrants (Note 28)	2,479,962	—	25	27,159	27,184
Public warrants (Note 28)	553,552	—	6	7,612	7,618
Settlement of RSUs with shares (Note 23)	838,919	—	8	5,095	5,103
Settlement of SARs with shares (Note 22)	(1,044,737)	—	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	—	2,279	1,229,690	1,231,969